Submission	Sep. 24, 2026
Submission [Line Items]
Central Index Key	0001959961
Registrant Name	IPC Alternative Real Estate Income Trust, Inc.
Form Type	S-11
Submission Type	S-11
Fee Exhibit Type	EX-FILING FEES